SEGMENT INFORMATION - Restatement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	$ 433,102	$ 441,598	$ 434,687
Depreciation and amortization	(103,810)	(100,468)	(99,256)
Other Cost and Expense, Operating	(93,182)	(74,460)	(79,611)
Operating income	236,110	266,670	255,820
Other non-operating income	922	1,318	0
Assets	2,427,371	2,252,708	2,231,662
Capital expenditure	22,441	5,370	311,268
Operating Segments | FSRUs
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	316,599	322,373	307,344
Depreciation and amortization	(80,762)	(78,025)	(77,036)
Other Cost and Expense, Operating	(66,364)	(54,706)	(54,481)
Operating income	169,473	189,642	175,827
Other non-operating income	922	1,318	0
Assets	1,149,595	1,206,186	1,271,650
Capital expenditure	11,226	344	309,225
Operating Segments | LNG Carrier
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	116,503	119,225	127,343
Depreciation and amortization	(23,048)	(22,443)	(22,220)
Other Cost and Expense, Operating	(26,818)	(19,754)	(25,130)
Operating income	66,637	77,028	79,993
Other non-operating income	0	0	0
Assets	545,225	557,682	575,725
Capital expenditure	11,215	5,026	2,043
Intersegment Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	0	0	0
Depreciation and amortization	0	0	0
Other Cost and Expense, Operating	0	0	0
Operating income	0	0	0
Other non-operating income	0	0	0
Assets	732,551	488,840	384,287
Capital expenditure	$ 0	$ 0	$ 0